SCHEDULE OF VALUATION HIERARCHY FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Assets
Investment in unconsolidated entities		$ 206,231
Total assets		206,231
Liabilities
Convertible notes payable	587,303
Notes payable		24,827,086
Total liabilities	587,303	24,827,086
Fair Value, Inputs, Level 1 [Member]
Assets
Investment in unconsolidated entities
Total assets
Liabilities
Convertible notes payable
Notes payable
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Assets
Investment in unconsolidated entities
Total assets
Liabilities
Convertible notes payable	587,303
Notes payable		24,827,086
Total liabilities	587,303	24,827,086
Fair Value, Inputs, Level 3 [Member]
Assets
Investment in unconsolidated entities		206,231
Total assets		206,231
Liabilities
Convertible notes payable
Notes payable
Total liabilities